Note 13 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 9,023
2022	1,120
2023	713
2024	213,248
2025 and thereafter	255,791
Long-term Debt, Total	$ 479,895